As filed with the Securities and Exchange             Registration No. 33-75980*
Commission on October 17, 2000                        Registration No. 811-2513

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------
                       POST-EFFECTIVE AMENDMENT NO. 13 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------
     Variable Annuity Account C of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

    --------     immediately upon filing pursuant to paragraph (b) of Rule 485

       X
    --------     on November 1, 2000 pursuant to paragraph (b) of Rule 485

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by Registration Statement No. 33-75984.

                           VARIABLE ANNUITY ACCOUNT C
                              CROSS REFERENCE SHEET

                                                                    LOCATION - PROSPECTUS DATED
                                                                    MAY 1, 2000, AS AMENDED BY
                                                                     SUPPLEMENTS DATED AUGUST
FORM N-4                                                                    21, 2000 AND
ITEM NO.                       PART A (PROSPECTUS)                       NOVEMBER 1, 2000

    1           Cover Page.......................................   Cover Page

    2           Definitions......................................   Not Applicable

    3           Synopsis.........................................   Contract Overview; Fee Table,
                                                                    and as amended

    4           Condensed Financial Information..................   Condensed Financial Information;
                                                                    Appendix III - Condensed Financial
                                                                    Information

    5           General Description of Registrant,
                Depositor, and Portfolio Companies...............   Other Topics - The Company; Variable
                                                                    Annuity Account C; Investment Options

    6           Deductions and Expenses..........................   Fee Table; Fees, and as amended

    7           General Description of Variable Annuity
                Contracts .......................................   Contract Overview; Other Topics

    8           Annuity Period...................................   The Income Phase, and as amended

    9           Death Benefit....................................   Death Benefit

    10          Purchases and Contract Value.....................   Contract Purchase and Participation;
                                                                    Your Account Value

    11          Redemptions......................................   Right to Cancel

    12          Taxes............................................   Taxation

    13          Legal Proceedings................................   Other Topics - Legal Matters and
                                                                    Proceedings, and as amended

    14          Table of Contents of the Statement of
                Additional Information...........................   Contents of the Statement of Additional
                                                                    Information

                                                                       LOCATION - STATEMENT  OF
                                                                        ADDITIONAL INFORMATION
                                                                         DATED MAY 1, 2000, AS
                                                                       AMENDED BY SUPPLEMENTS DATED
ITEM NO.           PART B (STATEMENT OF ADDITIONAL INFORMATION)    AUGUST 21, 2000 AND NOVEMBER 1, 2000

    15          Cover Page.......................................   Cover page

    16          Table of Contents................................   Table of Contents

    17          General Information and History..................   General Information and History

    18          Services.........................................   General Information and History;
                                                                    Independent Auditors

    19          Purchase of Securities Being Offered.............   Offering and Purchase of Contracts

    20          Underwriters.....................................   Offering and Purchase of Contracts

    21          Calculation of Performance Data..................   Performance Data, and as amended;
                                                                    Average Annual Total Return
                                                                    Quotation, and as amended

    22          Annuity Payments.................................   Income Phase Payments

    23          Financial Statements.............................   Financial Statements of the Separate
                                                                    Account; Financial Statements

                           Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PARTS A AND B


The Prospectus dated May 1, 2000, as amended, is incorporated into Part A of this Post-Effective Amendment No. 13 by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-75980), as filed on April 12, 2000 and declared effective on May 1, 2000 and by reference to Prospectus Supplement dated August 21, 2000, as filed under Rule 497(e) on August 21, 2000 (File No. 33-75980).

The Statement of Additional Information dated May 1, 2000, as amended, is incorporated into Part B of this Post-Effective Amendment No. 13 by reference to Registrant's filings under Rules 497(c) and 497(e), as filed on May 2, 2000 and August 21, 2000, respectively (File No. 33-75980).

A Supplement to the Prospectus and a Supplement to the Statement of Additional Information, each dated November 1, 2000, are included in Parts A and B, respectively, of this Post-Effective Amendment.

                           VARIABLE ANNUITY ACCOUNT C
                    Aetna Life Insurance and Annuity Company


                        Supplement Dated November 1, 2000
                   to Prospectus Dated May 1, 2000, as Amended
                       by Supplement Dated August 21, 2000


The information in this supplement updates and amends certain information contained in the prospectus dated May 1, 2000, as amended by supplement dated August 21, 2000. You should read this supplement along with the prospectus.

1. The following information replaces the information about HR 10 Contracts in the section entitled "Fees Deducted from the Subaccounts" located on page 7 of the prospectus:

                                                              HR 10
    (Daily deductions equal to the given percentage         Contracts
    on an annual basis)                                     ---------
    Mortality and Expense Risk Charge(3) .........            1.25%
    Administrative Expense Charge ................            0.25%(4)
                                                              ----
    Total Separate Account Expenses ..............            1.50%

    (3) For all types of contracts, the mortality and expense risk fee during the income phase is 1.25% on an annual basis of your account value invested in the subaccount.


    (4) Effective December 1, 2000 under HR 10 Contracts issued after May 1, 1984, we make a daily deduction of 0.25% on an annual basis of the account value invested in the subaccounts. We currently do not impose this fee under Corporate 401 Contracts; however, under some Corporate 401 Contracts we reserve the right to impose this fee in the future.

2. The following information replaces the first paragraph in the section entitled "Hypothetical Examples -- Account Fees Incurred Over Time" located on page 9 of the prospectus:

         Account Fees Incurred Over Time. The following hypothetical examples show the fees paid over time if $1,000 is invested in a subaccount, assuming a 5% annual return on the investment. For the purposes of these examples, we deducted the following fees: mortality and expense risk charge of 1.25% and 1.19% on an annual basis for HR 10 Contracts and Corporate 401 Contracts respectively, the maximum administrative expense charge of 0.25% on an annual basis for HR 10 and Corporate 401 Contracts (which is charged under some HR 10 Contracts effective December 1, 2000 but is not currently charged under Corporate 401 Contracts), and a maintenance fee of $30.00 (converted to a percentage of assets equal to 0.031% for HR 10 Contracts and 0.36% for 401 Contracts). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

3. The following information replaces the information in the section entitled "Administrative Expense Charge" located on page 18 of the prospectus:

         Maximum Amount: 0.25% annually of your account value invested in the subaccounts. This fee may be assessed during the accumulation phase and during the income phase.

         When/How. Effective December 1, 2000 under HR 10 Contracts issued after May 1, 1984, during the accumulation phase only we make a daily deduction of 0.25% on an annual basis of the account value invested in the subaccounts. We currently do not impose this fee under Corporate 401 Contracts; however, under some Corporate 401 Contracts we reserve the right to impose this fee.

         Purpose: This fee is intended to recoup some of the day to day administrative and technology expenses incurred in maintaining and servicing the contracts.


Form No.: X.75980-00                                               November 2000

4. The following information replaces the paragraph entitled "Charges Deducted" under the section entitled "The Income Phase" located on page 24 of the prospectus:

         Charges Deducted. We make a daily deduction of 1.25% on an annual basis for mortality and expense risks from amounts held in the subaccounts. Therefore if variable payments and a nonlifetime payment option are chosen, we still make this deduction from the subaccounts selected, even though we no longer assume any mortality risk. We may also deduct a daily administrative charge from amounts held in the subaccounts; however, we are not currently deducting such fees during the income phase under the contracts.

5. The following information replaces the section entitled "Legal Matters and Proceedings" located on page 34 of the prospectus:

         Legal Matters and Proceedings

         We are aware of no material legal proceedings pending which involve the separate account as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

         In recent years, several life insurance and annuity companies have been named as defendants in class action lawsuits relating to life insurance and annuity pricing and sales practices. The Company is a defendant in two such lawsuits:


         A purported class action complaint was filed in the Circuit Court of Lauderdale County, Alabama on March 28, 2000 by Loretta Shaner against the Company (the "First Shaner Complaint"). The case was removed to federal court. The First Shaner Complaint sought unspecified compensatory damages from the Company and unnamed affiliates of the Company, claiming that the Company's sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans, including deferred compensation plans funded with annuity contracts, is improper. On August 31, the federal district court granted the Company's motion to dismiss. On October 2, 2000, Mrs. Shaner filed a new complaint in the Circuit Court of Lauderdale County, Alabama, against the Company, other named and unnamed affiliates, and an individual (the "Second Shaner Complaint"). The Second Shaner Complaint seeks relief for Mrs. Shaner, but does not seek to pursue a class action on behalf of others. The action remains in its preliminary stages. The Company intends to defend it vigorously.


         A purported class action complaint was filed in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron, and Allan Eckert against the Company (the "Reese Complaint"). The Reese Complaint seeks compensatory and punitive damages and injunctive relief from the Company. The Reese Complaint claims that the Company engaged in unlawful sales practices in marketing life insurance policies. This litigation is in the preliminary stages. The Company intends to defend the action vigorously.

         The Company also is a party to other litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

Form No.: X.75980-00                                               November 2000

                           VARIABLE ANNUITY ACCOUNT C


                    Aetna Life Insurance and Annuity Company
                       Supplement Dated November 1, 2000
            to Statement of Additional Information dated May 1, 2000,
                 as Amended by Supplement Dated August 21, 2000

     The information in this supplement updates and amends certain information contained in the Statement of Additional Information dated May 1, 2000, as amended by Supplement dated August 21, 2000. You should read this supplement along with the Statement of Additional Information.


1. The following information replaces the information in the section entitled PERFORMANCE DATA -- Average Annual Total Return Quotations -- Standardized and Non-Standardized" located on page 4 of the Statement of Additional Information:

     Average Annual Total Return Quotations -- Standardized and Non-Standardized The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1999 for the subaccounts under the contracts. Table A below reflects the figures for the subaccounts available under HR 10 contracts. The standardized returns for HR 10 contracts assume a mortality and expense risk charge of 1.25%, an administrative expense charge of 0.25%, a $30 annual maintenance fee and an early withdrawal charge for ten years. Table B reflects the figures for the subaccounts available under Corporate 401 contracts. The standardized returns for Corporate 401 contracts assume a mortality and expense risk charge of 1.19%, a $30 annual maintenance fee and an early withdrawal charge for ten years. The non-standardized returns assume the same charges but do not include the early withdrawal charge.

     For the subaccount funded by the Portfolio Partners portfolio, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the Portfolio Partners portfolio from November 28, 1997, the date the Portfolio commenced operations; and one quotation based on (a) performance through November 26, 1997 of the fund it replaced under many contracts and; (b) after November 26, 1997, based on the performance of the Portfolio Partners portfolio.

     For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows the average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows average annual total return since the fund's inception date.

2. The following information replaces the information in Table A located on page 5 of the Statement of Additional Information:

                                    Table A
                                 HR10 CONTRACTS

                                                                                                         Date Contributions
                                                                                                        First Received Under
                                                                          STANDARDIZED                  the Separate Account
                                                              ----------------------------------------- ----------------------
                                                                                                Since
SUBACCOUNT                                                    1 Year     5 Year    10 Year     Inception*
----------                                                    -------    -------   --------   -----------
Aetna Balanced VP, Inc. (1)                                    6.29%     16.23%    11.56%
Aetna Bond VP(1)                                              (7.13%)     4.84%     6.09%
Aetna Growth and Income VP(1)                                  9.86%     20.66%    13.78%
Aetna Money Market VP(1)(2)                                   (1.69%)     3.04%     3.73%
PPI MFS Research Growth Portfolio                             16.06%                          16.59%         11/28/1997
American Century VP Capital Appreciation/PPI MFS Research     16.06%     10.56%                9.44%         08/31/1992
Growth(3)


                                                                                                                     Fund
                                                                                                                  Inception
                                                                           NON-STANDARDIZED                          Date
                                                              ----------------------------------------------- ----------------
                                                                                                       Since
SUBACCOUNT                                                    1 Year    3 Years  5 Years  10 Years  Inception**
----------                                                    ------    -------  -------  --------  --------- ----------------
Aetna Balanced VP, Inc. (1)                                   11.89%    15.84%    17.18%   11.56%
Aetna Bond VP(1)                                              (2.25%)    3.56%     5.70%    6.09%
Aetna Growth and Income VP(1)                                 15.65%    18.60%    21.65%   13.78%
Aetna Money Market VP(1)(2)                                    3.49%     3.74%     3.89%    3.73%
PPI MFS Research Growth Portfolio                             22.17%                                   19.49%     11/28/1997
American Century VP Capital Appreciation/ PPI MFS Research    22.17%    12.25%    11.47%    9.16%
Growth(3)

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

 * Reflects performance from the date contributions were first received in the fund under the separate account.

**   Reflects performance from the fund's inception date.

(1) These funds have been in operation and available through the separate account for more than ten years.

(2) The current yield for the subaccount for the seven-day period ended December 31, 1999 (on an annualized basis) was 4.27%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of the mortality and expense risk charge and the maintenance fee but does not reflect the deduction of the maximum 5% early withdrawal charge.

(3) The fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" and the "Fund Inception Date" refer to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago in the standardized table or the replaced fund has been in operation for more than ten years in the non-standardized table.

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
------------------------------------------
   (a) Financial Statements:
       (1)    Incorporated by reference in Part A:
              Condensed Financial Information
       (2)    Incorporated by reference in Part B:
              Financial Statements of Variable Annuity Account C:
              -  Statement of Assets and Liabilities as of December 31, 1999
              -  Statement of Operations for the year ended December 31, 1999
              - Statements of Changes in Net Assets for the years ended December 31, 1999 and 1998
              -  Condensed Financial Information for the year ended
                 December 31, 1999
              -  Notes to Financial Statements
              -  Independent Auditors' Report
              Financial Statements of the Depositor:
              -  Independent Auditors' Report
              -  Consolidated Statements of Income for the years ended
                 December 31, 1999, 1998 and 1997
              -  Consolidated Balance Sheets as of December 31, 1999 and 1998
              - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1999, 1998 and 1997
              - Consolidated Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997
              -  Notes to Consolidated Financial Statements

   (b) Exhibits
       (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account C(1)
       (2)    Not applicable
       (3.1)  Broker-Dealer Agreement(2)
       (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(3)
       (4.1)  Variable Annuity Contract (G-CDA-HF)(4)
       (4.2)  Variable Annuity Certificate (GTCC-HF)(5)
       (4.3)  Variable Annuity Contract (I-CDA-HD)(6)
       (4.4)  Variable Annuity Contract (GIH-CDA-HB)(5)
       (4.5)  Variable Annuity Contract (IMT-CDA-HO)(5)
       (4.6)  Variable Annuity Contract (G-CDA-HD)(7)
       (4.7)  Variable Annuity Contract (GIP-CDA-HB)(8)
       (4.8)  Endorsement (EGAAE-IO) to Contract GIH-CDA-HB(5)
       (4.9)  Endorsement (EGISA-IA) to Contracts GIH-CDA-HB and IMT-CDA-HO(5)

       (4.10) Endorsement (EVPE-IC) to Contracts GIH-CDA-HB and IMT-CDA-HO(5) (4.11) Endorsement (EGE2MF5-IB) to Contract GIH-CDA-HB(6)
       (4.12) Endorsement (EGAWA-HC) to Contracts GIH-CDA-HB and GIP-CDA-HB(5) (4.13) Endorsement (EGAWGU-HC) to Contracts GIH-CDA-HB and
              GIP-CDA-HB(5)
       (4.14) Endorsement (ETCI-IB) to Contracts GIH-CDA-HB, GIP-CDA-HB
              and IMT-CDA-HO(5)
       (4.15) Endorsement (EGP-MDRPM-96) to Contracts GIH-CDA-HB and
              GIP-CDA-HB(5)
       (4.16) Endorsement (EGP-MDRHF-96) to Contract G-CDA-HF(5)
       (4.17) Endorsement (EGP-MDRHD-96) to Contract G-CDA-HD(5)
       (4.18) Endorsement (EIP-MDRHD-96) to Contract I-CDA-HD(5)
       (4.19) Endorsement (EIP-MDRPM-96) to Contract IMT-CDA-HO(5)
       (4.20) Endorsement (ESVB-HB) to Contracts IMT-CDA-HO and GIH-CDA-HB(5) (4.21) Endorsement (EUSR-HC) to Contract IMT-CDA-HO(5)
       (4.22) Endorsement (EGAWI-HC) to Contract IMT-CDA-HO(5)
       (4.23) Endorsement (ERPH-HB) to Contract IMT-CDA-HO(5)
       (4.24) Endorsement (EIECVT-HI) to Contract IMT-CDA-HO(5)
       (4.25) Endorsement (ESF-GPHIMT-HD) to Contracts IMT-CDA-HO and
              GIH-CDA-HB(5)
       (4.26) Endorsement (EEIMEDH-IB) to Contract IMT-CDA-HO(5)
       (4.27) Endorsement (EEGEDP-IB) to Contract GIH-CDA-HB(5)
       (4.28) Endorsement (EPUMF-IC) to Contract GIH-CDA-HB(5)
       (4.29) Endorsement (EGECVT-HI) to Contract GIH-CDA-HB(5)
       (4.30) Endorsement (ERPH-HB) to Contract GIH-CDA-HB(5)
       (4.31) Endorsement (EEIMEDH-IB) to Contract GIH-CDA-HB(5)
       (4.32) Endorsement (EPAMAR-HD) to Contracts GIH-CDA-HB and GIP-CDA-HB(5) (4.33) Endorsement (EFUND97) to Contract IMT-CDA-HO(4)
       (4.34) Endorsement (EG401-GIE-98) to Contracts G-CDA-HF, GIH-CDA-HB,
              G-CDA-HD and GIP-CDA-HB(9)
       (5.1)  Variable Annuity Contract Application (300-GPP-10)(8)
       (5.2)  Variable Annuity Contract Application (200-IMC-HG)(5)
       (6.1) Certificate of Incorporation of Aetna Life Insurance and Annuity Company(10)
       (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(6)
       (6.3) By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(11)
       (7)    Not applicable

       (8.1) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(2)
       (8.2) Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(12)
       (8.3) Second Amendment dated December 31, 1999 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998(13)
       (8.4) Third Amendment dated February 11, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999(14)
       (8.5) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000(14)
       (8.6) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)
       (8.7) Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(12)
       (8.8) Second Amendment dated February 11, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998 and November 14, 1998(14)
       (8.9) Third Amendment dated May 1, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998, November 14, 1998 and February 11, 2000(14)
       (9)    Opinion and Consent of Counsel
       (10)   Consent of Independent Auditors
       (11)   Not applicable
       (12)   Not applicable
       (13)   Schedule for Computation of Performance Data(15)
       (14.1) Powers of Attorney(16)
       (14.2) Authorization for Signatures(3)

   1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
   2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
   3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
   4. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed on July 29, 1997.
   5. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.
   6. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
   7. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75982), as filed on April 22, 1996.
   8. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75980), as filed on August 19, 1997.
   9. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75974), as filed on April 15, 1999.

   10. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.
   11. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.
   12. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
   13. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
   14. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
   15. Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 33-75980), as filed on April 17, 1998.
   16. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-09515), as filed on September 28, 2000.

Item 25. Directors and Officers of the Depositor
------------------------------------------------

Name and Principal
Business Address*                                      Positions and Offices with Depositor
------------------                                     ------------------------------------
Thomas J. McInerney                                    Director and President

Allan Baker                                            Director and Senior Vice President

Catherine H. Smith                                     Director, Senior Vice President and Chief
                                                       Financial Officer

Kirk P. Wickman                                        Senior Vice President, General Counsel and
                                                       Corporate Secretary

Deborah Koltenuk                                       Vice President, Corporate Controller and
                                                       Assistant Treasurer

Brian Murphy                                           Vice President and Chief Compliance Officer

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the
Depositor or Registrant
---------------------------------------------------------------

   Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 33-75962), as filed on August 18, 2000.

Item 27. Number of Contract Owners
----------------------------------

   As of September 30, 2000, there were 609,166 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28. Indemnification
------------------------

Section 21 of Public Act No. 97-246 of the Connecticut General Assembly (the "Act") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of this Act. Reference is hereby made to Section 33-771(e) of the Connecticut General Statutes ("CGS") regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when
(1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or
(2) a court has determined that indemnification is appropriate pursuant to
Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in
Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter
------------------------------

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter and investment adviser for Portfolio Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Life Account C of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b)  See Item 25 regarding the Depositor.

     (c)  Compensation as of December 31, 1999:

   (1)                       (2)                       (3)                    (4)                   (5)

Name of                  Net Underwriting          Compensation
Principal                Discounts and             on Redemption           Brokerage
Underwriter              Commissions               or Annuitization        Commissions         Compensation*
-----------              ----------------          ----------------        -----------         ------------
Aetna Life                                           $5,240,551                                $159,707,139
Insurance and
Annuity
Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C.

Item 30. Location of Accounts and Records
-----------------------------------------

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31. Management Services
----------------------------

     Not applicable

Item 32. Undertakings
---------------------

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (e) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75980) and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 17th day of October, 2000.

                                         VARIABLE ANNUITY ACCOUNT C OF AETNA
                                         LIFE INSURANCE AND ANNUITY COMPANY
                                            (Registrant)

                                     By: AETNA LIFE INSURANCE AND ANNUITY
                                         COMPANY
                                            (Depositor)

                                     By: Thomas J. McInerney*
                                         ---------------------------------------
                                         Thomas J. McInerney
                                         President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 13 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                                          Title                                          Date
---------                                          -----                                          ----

Thomas J. McInerney*                               Director and President                      )
-------------------------------------                                                          )
Thomas J. McInerney                                (principal executive officer)               )
                                                                                               )
Allan Baker*                                       Director                                    )   October
-------------------------------------                                                          )   17, 2000
Allan Baker                                                                                    )
Catherine H. Smith*                                Director and Chief Financial Officer        )
-------------------------------------                                                          )
Catherine H. Smith                                                                             )
                                                                                               )
Deborah Koltenuk*                                  Corporate Controller                        )
-------------------------------------                                                          )
Deborah Koltenuk                                                                               )

By:   /s/ Julie E. Rockmore
      ------------------------------------------------------------
      Julie E. Rockmore
      *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                  Exhibit Index

Exhibit No.             Exhibit
----------              -------
99-B.9                  Opinion and Consent of Counsel                 -----------------

99-B.10                 Consent of Independent Auditors                -----------------